SALE-LEASEBACK TRANSACTION - OPERATING LEASE	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
SALE-LEASEBACK TRANSACTION - OPERATING LEASE

NOTE 7  SALE-LEASEBACK TRANSACTION - OPERATING LEASE

On February 25, 1999, the Company entered into a sale-leaseback arrangement whereby the Company sold its land and building at 24 Carpenter Road in Chester, New York and leased it back for a period of twenty years. The leaseback is accounted for as an operating lease. The gain of $0.5 million realized in this transaction has been deferred and is amortized to income in proportion to rental expense over the term of the related lease.

On November 14, 2017, we executed a lease extension, which calls for six month extensions beginning March 1, 2019 with the option to renew six times at monthly lease amount of $12,088.

Rent expense for the twelve months ending December 31, 2018 was $132,504 and ten months ended December 31, 2017 was $110,420.